DWS Equity 500 Index Fund Shareholder Fees - DWS Equity 500 Index Fund	Apr. 28, 2026 USD ($)
Class R6
Prospectus [Line Items]
Maximum Account Fee	$ 0
INST Class
Prospectus [Line Items]
Maximum Account Fee	0
Class S
Prospectus [Line Items]
Maximum Account Fee	$ 20